STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
STOCK-BASED COMPENSATION
Schedule of outstanding stock options activity

	Year Ended			Year Ended
	December 31, 2024			December 31, 2023
		Weighted			Weighted
	Number of	Average		Number of	Average
	Stock	Exercise		Stock	Exercise
	Options	Price		Options	Price
Outstanding, beginning of year	4,646,412	C$	77.54	4,976,636	C$	75.04
Granted	1,021,400		72.65	873,950		70.36
Exercised	(3,402,181)		79.34	(940,921)		57.68
Forfeited	(126,933)		76.81	(240,603)		78.03
Expired	(12,925)		74.90	(22,650)		71.95
Outstanding, end of year	2,125,773	C$	72.37	4,646,412	C$	77.54
Options exercisable, end of year	632,584	C$	76.15	2,950,555	C$	80.18

Schedule of stock options outstanding and exercisable

	Stock Options Outstanding				Stock Options Exercisable
		Weighted				Weighted
		Average	Weighted			Average
		Remaining	Average			Remaining	Weighted
	Number	Contractual	Exercise		Number	Contractual	Average
Range of Exercise Prices	Outstanding	Life	Price		Exercisable	Life	Exercise Price
C$67.19 - C$72.65	1,904,223	3.13	C$	70.38	411,034	2.61	C$	68.94
C$79.98 - C$89.59	221,550	1.01		89.52	221,550	1.01		89.52
C$67.19 - C$89.59	2,125,773	2.91	C$	72.37	632,584	2.05	C$	76.15

Schedule of significant assumptions used to estimate the fair value

	Year Ended
	December 31,
	2024	2023
Risk-free interest rate	4.11%	4.26%
Expected life of stock options (in years)	2.4	2.5
Expected volatility of Agnico Eagle’s share price	32.0%	36.0%
Expected dividend yield	3.0%	3.6%

Schedule of outstanding restricted stock activity

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
		Weighted		Weighted
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	units	Fair Value	units	Fair Value
Outstanding, beginning of year	1,023,648	$51.02	912,823	$56.28
Granted	527,623	53.27	599,004	54.50
Vested	(496,898)	47.47	(477,016)	65.37
Forfeited	(32,448)	51.82	(11,163)	55.34
Outstanding, end of year	1,021,925	$53.88	1,023,648	$51.02